Other (losses)/gains - net	12 Months Ended
Dec. 31, 2018
Other (losses)/gains - net [abstract]
Other (losses)/gains - net
9	Other (losses)/gains – net

	2,016	2017	2018
	RMB’000	RMB’000	RMB’000
Net (losses)/gains on disposal of property, plant and equipment (i)	(42,031)	(13,017)	172,508
(Losses)/gains from structured deposits	—	—	19,811
Net gains on settlement of forward foreign exchange contracts	—	—	12,109
Net gains on settlement of foreign exchange option contracts	—	—	4,431
Gains from disposal of subsidiary	—	—	1,622
Fair value losses on foreign exchange option and forward exchange contracts	—	(1,516)	(2,021)
Net foreign exchange gains/(losses)	(11,851)	23,656	(31,770)
Gains from disposal of joint venture	—	10,339	—

	(53,882)	19,462	176,690

(i)	The gains on disposal of buildings of Zhejiang Jin Yong Acrylic Fiber Company Limited (“Jinyong”) in 2018 were amounted to RMB 197,138 thousands.